Deferred Revenue	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Deferred Revenue

12. Deferred Revenue

The Company’s deferred revenue consists of the following:

	As of
	June 30, 2023	December 31, 2022
	$’000	$’000
Deferred revenues, net	1,388	1,371
Less: deferred revenue, current	(93)	(95)
Deferred revenues, non-current	1,295	1,276

Muscle Maker, Inc.

Notes to the Condensed Consolidated Financial Statements (Unaudited)

NOTE 12 – DEFERRED REVENUE

At December 31, 2022 and 2021, deferred revenue consists of the following:

	December 31,	December 31,
	2022	2021
Deferred revenues, net	$1,371,170	$1,063,373
Less: deferred revenue, current	(95,392)	(49,728)
Deferred revenues, non-current	$1,275,778	$1,013,645

Deferred revenue of $91,881 at December 31, 2021, was recognized in revenue in 2022 within Franchise royalties and fees on the Consolidated Statement of Operations. Deferred revenue of $95,392 at December 31, 2022, is expected to be recognized during 2023.